UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2018 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 95.7%
Massachusetts 93.0%
Boston, MA, General Obligation:
Series A, 4.0%, 4/1/2028	3,435,000	3,634,127
Series A, 4.0%, 3/1/2029	2,500,000	2,657,450
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,901,152
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,383,119
Series A, 5.0%, 11/1/2030	500,000	551,885
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,531,221
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series B, 5.0%, 7/1/2035	1,970,000	2,047,697
Series A, 5.25%, 7/1/2021	2,000,000	2,168,080
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2046	4,475,000	5,052,230
Series A, 5.25%, 7/1/2028	5,000,000	6,232,300
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,111,950
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,714,052
Series 19, 4.0%, 2/1/2038	1,655,000	1,724,378
Massachusetts, State College Building Authority Revenue:
Series A, 5.0%, 5/1/2036	2,250,000	2,423,992
Series B, 5.0%, 5/1/2043	2,000,000	2,145,400
Massachusetts, State Consolidated Loan, Series B, 5.0%, 4/1/2037	2,500,000	2,862,700
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A, 5.0%, 1/1/2029	2,000,000	2,455,640
Series A, 5.0%, 1/1/2028	1,000,000	1,216,430
Series B, 5.0%, 1/1/2032	14,400,000	14,805,936
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,627,305
Massachusetts, State Development Finance Agency Revenue, Babson College, 5.0%, 10/1/2042	2,500,000	2,822,450
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,692,450
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2040	1,750,000	1,954,715
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,259,760
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,069,450
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,015,580
Series R-1, 5.0%, 7/1/2031	3,000,000	3,130,050
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	369,381
Series BB2, 4.0%, 10/1/2037	2,000,000	2,065,860
Series X, 5.0%, 10/1/2048	1,500,000	1,637,235
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,212,060
Series I, 5.0%, 7/1/2036	1,000,000	1,098,820
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	513,700
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,334,800
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036	5,000,000	5,373,250
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,080,950
Massachusetts, State Development Finance Agency Revenue, Lawrence General Hospital, 5.0%, 7/1/2047	870,000	918,024
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	59,196
144A, 5.0%, 11/15/2038	235,000	239,571
144A, 5.125%, 11/15/2046	235,000	239,084
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	536,585
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	4,000,000	4,047,720
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	786,611
Series A, 5.25%, 3/1/2037	2,500,000	2,806,400
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series M-1, 1.69% **, 1/2/2019 , LOC: U.S. Bank NA	2,425,000	2,425,000
Series L, 5.0%, 7/1/2036	5,000	5,322
Series S, 5.0%, 7/1/2037	1,405,000	1,590,741
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,013,350
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,018,060
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,570,675
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,225,000	2,459,804
5.0%, 7/1/2036	2,550,000	2,807,320
Series A, 5.75%, 7/1/2039	3,350,000	3,401,824
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,010,144
Massachusetts, State Development Finance Agency Revenue, UMass Boston Student Housing Project, 5.0%, 10/1/2041	2,250,000	2,369,340
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,755,725
Series L, 5.0%, 7/1/2044	500,000	543,210
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	959,608
Series J, 5.0%, 7/1/2042	3,500,000	3,808,175
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	2,019,085
5.0%, 6/1/2031	1,845,000	2,183,760
5.0%, 6/1/2032	470,000	553,735
5.0%, 6/1/2048	3,500,000	3,971,835
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	553,070
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,371,259
Massachusetts, State Development Finance Agency, Worcester Polytechnic Institute, Series B, 5.0%, 9/1/2045	2,000,000	2,241,440
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,165,990
Series G, 4.0%, 9/1/2037	5,000,000	5,180,150
Series B, 5.0%, 7/1/2029	3,500,000	4,325,160
Series A, 5.0%, 7/1/2036	7,000,000	7,868,910
Series A, 5.0%, 3/1/2041	5,000,000	5,509,850
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	235,000	235,630
Series A, 5.0%, 10/1/2037	690,000	691,829
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,465,000	1,488,938
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, Prerefunded, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,668,575
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana-Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,049,280
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
Prerefunded, 5.375%, 7/1/2023	1,170,000	1,190,674
Prerefunded, 5.375%, 7/1/2025	1,285,000	1,308,027
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,082,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,106,817
Series M, 5.5%, 2/15/2028	3,000,000	3,754,560
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,561,185
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,140,140
Series B, 5.0%, 7/1/2034	1,350,000	1,405,066
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,354,000
Series A, 5.0%, 7/1/2040	3,500,000	3,916,850
Series B, 5.0%, 7/1/2040	8,500,000	8,832,690
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,321,240
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	8,424,640
Series B, 5.0%, 1/15/2031	4,480,000	5,098,195
Series B, 5.25%, 10/15/2035	10,000,000	10,773,700
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,749,275
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	4,850,000	5,493,595
Series A, 5.0%, 6/1/2047	4,000,000	4,524,000
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,622,600
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,097,480
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2020	100,000	100,286
5.25%, 8/1/2031	12,615,000	16,228,567
Massachusetts, State Water Resources Authority:
Series A-3, 1.69% **, 1/7/2019 , SPA: Wells Fargo Bank NA	800,000	800,000
Series B, 5.25%, 8/1/2031 , INS: AGMC	5,130,000	6,542,340
Series B, 5.25%, 8/1/2032 , INS: AGMC	2,000,000	2,568,560
Massachusetts, State Water Resources Authority Revenue, Green bond, Series C, 4.0%, 8/1/2040	10,425,000	10,790,188
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	210,000	215,351
Newton, MA, General Obligation, 3.0%, 4/1/2033	3,490,000	3,387,150
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,451,800
Plymouth, MA, General Obligation, Municipal Purpose Loan, 5.0%, 5/1/2030	1,595,000	1,699,871
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,383,916
University of Massachusetts, Building Authority Project Revenue:
Series 2009-1, Prerefunded, 5.0%, 5/1/2034	720,000	727,618
Series 1, 5.0%, 11/1/2036	6,035,000	6,866,744
University of Massachusetts, State Building Authority Revenue, Series 3, 5.0%, 11/1/2037	3,000,000	3,472,260
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,518,551
		343,838,276
Guam 2.7%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, Prerefunded, 5.625%, 12/1/2029	3,920,000	4,057,004
Series A, Prerefunded, 5.75%, 12/1/2034	3,725,000	3,859,361
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	260,000	277,025
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	364,224
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	206,923
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030 , INS: AGMC	415,000	452,006
Series A, 5.0%, 10/1/2037	315,000	339,721
Series A, 5.0%, 10/1/2038	285,000	306,275
Series A, 5.0%, 10/1/2040	200,000	214,014
		10,076,553
Total Municipal Bonds and Notes (Cost $343,000,635)		353,914,829
Underlying Municipal Bonds of Inverse Floaters (a) 4.2%
Massachusetts
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (b)	15,000,000	15,728,850
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 7.63%, 8/1/2019, Leverage Factor at purchase date: 2 to 1 (Cost $15,212,743)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $358,213,378)	99.9	369,643,679
Floating Rate Notes (a)	(2.0)	(7,500,000)
Other Assets and Liabilities, Net	2.1	7,696,160
Net Assets	100.0	369,839,839

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of December 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$369,643,679	$—	$369,643,679
Total	$—	$369,643,679	$—	$369,643,679

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019